Cash equivalents (Tables)	12 Months Ended
Jun. 30, 2025
Cash equivalents
Disclosure Of Detailed Information About Cash Equivalents
	Annual yield	2025	2024

Cash equivalents (R$)	75% to 90% CDI (i)	459,028	881,848
Cash equivalents (COP)	9.45% DTF(ii)	17,361	18,482
Cash equivalents (US$)	0.32% a year(iii)	3,418	11,005

Total cash equivalents		479,807	911,335

(i)        Represents the Brazilian interbank deposit rate, which is an average of the overnight interbank rates in Brazil (the "CDI").

(ii)      Colombian investment rate, which is an average of interbank and corporate finance ("DTF").

(iii)     Average annualized yield obtained in the last year from overseas bank accounts.